Property, Plant and Equipment, Net - Changes in Carrying Amount of Property, Plant and Equipment (Parenthetical) (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss on property plant and equipment	₩ 213,183	₩ 311,520	₩ 27,040
Synthetic natural gas facility [member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss on property plant and equipment		217,564
Naengcheon stream [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss on property plant and equipment	₩ 207,072
PKXposco daewoo australia holdings pty ltd [member] | Non operating party [member] | Narrabari coal mine [member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss on property plant and equipment		₩ 27,672